Equity-based Compensation (Tables)	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Option Activity

The following tables summarize information about stock options to purchase the Company’s ordinary shares, restricted stock and restricted stock units, as well as changes during the fiscal year ended September 30, 2025:

Stock Options:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding as of October 1, 2024	1,159	$63.92
Granted	82	92.00
Exercised	(340)	62.65
Forfeited	—	—
Outstanding as of September 30, 2025	901	$66.95
Exercisable as of September 30, 2025	818	$64.45

Summary of Restricted Stock and Restricted Stock Units Activity

Restricted Stock:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2024	2,175	$79.61
Granted	1,027	82.33
Vested	(932)	78.74
Forfeited	(211)	62.84
Outstanding as of September 30, 2025	2,059	$83.08

Restricted Stock Units:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2024	619	$83.21
Granted	293	83.07
Vested	(231)	81.08
Forfeited	(42)	84.41
Outstanding as of September 30, 2025	639	$83.84

Employee Equity-Based Compensation Pre-Tax Expense

Equity-based compensation pre-tax expense, including grants of employee stock options, restricted stock, restricted stock units and ESPP for the years ended September 30, 2025, 2024 and 2023 was as follows:

	Year Ended September 30,
	2025	2024	2023
Cost of revenue	$51,320	$53,409	$42,969
Research and development	9,603	8,644	7,509
Selling, general and administrative	43,941	42,487	39,220
Total	$104,864	$104,540	$89,698